Document and Entity Information	Jan. 13, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001347178
Document Type	8-K
Document Period End Date	Jan. 13, 2022
Entity Registrant Name	VANDA PHARMACEUTICALS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34186
Entity Tax Identification Number	03-0491827
Entity Address, Address Line One	2200 Pennsylvania Avenue NW
Entity Address, Address Line Two	Suite 300E
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20037
City Area Code	(202)
Local Phone Number	734-3400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	VNDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false